Bank Borrowings - Summary of currency analysis of bank borrowings (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 160,479,101	$ 388,870,500
Hong Kong Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0	116,000,000
United States Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	156,309,551	272,870,500
Euro [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,169,550	$ 0